Eaton Vance
RBA Equity Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 91.2%
Security	Shares	Value
Aerospace & Defense — 3.3%
Airbus SE	8,771	$ 1,613,201
BAE Systems PLC	98,294	2,520,244
General Dynamics Corp.	8,626	2,402,255
General Electric Co.	15,342	3,772,751
Howmet Aerospace, Inc.	21,131	3,589,945
L3Harris Technologies, Inc.	6,743	1,647,585
Lockheed Martin Corp.	3,221	1,553,746
Northrop Grumman Corp.	3,600	1,745,172
Rolls-Royce Holdings PLC	102,726	1,195,420
RTX Corp.	10,304	1,406,290
		$ 21,446,609
Air Freight & Logistics — 0.2%
FedEx Corp.	2,696	$ 587,998
United Parcel Service, Inc., Class B	5,551	541,444
		$ 1,129,442
Automobiles — 1.9%
Ford Motor Co.	104,247	$ 1,082,084
Mercedes-Benz Group AG	34,687	2,074,203
Tesla, Inc.(1)	21,819	7,559,411
Toyota Motor Corp.	91,500	1,741,995
		$ 12,457,693
Banks — 3.2%
Bank of America Corp.	48,435	$ 2,137,437
BNP Paribas SA	22,875	2,003,265
Citigroup, Inc.	24,639	1,855,809
DBS Group Holdings Ltd.	72,400	2,497,980
JPMorgan Chase & Co.	20,996	5,542,944
Swedbank AB, Class A	97,235	2,632,867
United Overseas Bank Ltd.	76,700	2,106,928
Wells Fargo & Co.	32,069	2,398,120
		$ 21,175,350
Beverages — 2.3%
Anheuser-Busch InBev SA	38,495	$ 2,718,248
Coca-Cola Co.	43,620	3,145,002
Coca-Cola Europacific Partners PLC	26,034	2,389,661
Constellation Brands, Inc., Class A	12,983	2,314,739
Heineken NV	20,284	1,809,587
PepsiCo, Inc.	19,209	2,525,023
		$ 14,902,260
Security	Shares	Value
Biotechnology — 1.9%
AbbVie, Inc.	16,781	$ 3,123,112
Amgen, Inc.	6,887	1,984,695
CSL Ltd.	15,223	2,429,134
Gilead Sciences, Inc.	22,147	2,437,942
Regeneron Pharmaceuticals, Inc.	2,028	994,288
Vertex Pharmaceuticals, Inc.(1)	3,557	1,572,372
		$ 12,541,543
Broadline Retail — 2.4%
Amazon.com, Inc.(1)	75,606	$ 15,499,986
		$ 15,499,986
Building Products — 1.0%
Carrier Global Corp.	25,841	$ 1,839,879
Daikin Industries Ltd.(2)	12,600	1,433,636
Johnson Controls International PLC	16,918	1,714,978
Trane Technologies PLC	3,642	1,567,043
		$ 6,555,536
Capital Markets — 3.8%
Ares Management Corp., Class A	5,899	$ 976,284
Blue Owl Capital, Inc.	60,841	1,136,510
Brookfield Corp.(2)	25,312	1,461,709
CME Group, Inc.	7,087	2,048,143
DWS Group GmbH & Co. KGaA(3)	19,050	1,070,009
Goldman Sachs Group, Inc.	2,189	1,314,385
Hamilton Lane, Inc., Class A	14,689	2,188,661
Houlihan Lokey, Inc.	12,613	2,203,239
KKR & Co., Inc.	14,414	1,750,724
Macquarie Group Ltd.(2)	9,119	1,257,969
Partners Group Holding AG	1,224	1,643,059
S&P Global, Inc.	7,453	3,822,346
Singapore Exchange Ltd.	135,200	1,468,351
TPG, Inc.	26,160	1,259,081
Tradeweb Markets, Inc., Class A	8,944	1,291,961
		$ 24,892,431
Chemicals — 1.3%
Corteva, Inc.	26,047	$ 1,844,128
Dow, Inc.	37,005	1,026,519
EMS-Chemie Holding AG	2,036	1,547,168
Linde PLC	3,744	1,750,619
Novonesis Novozymes, Class B	17,462	1,230,377
Shin-Etsu Chemical Co. Ltd.	42,900	1,369,804
		$ 8,768,615

Eaton Vance
RBA Equity Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	8,853	$ 2,133,307
		$ 2,133,307
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	14,292	$ 1,238,259
Cisco Systems, Inc.	23,877	1,505,206
		$ 2,743,465
Construction & Engineering — 1.1%
API Group Corp.(1)	51,892	$ 2,421,800
Eiffage SA	12,726	1,750,407
INFRONEER Holdings, Inc.	182,200	1,485,873
Vinci SA	11,758	1,680,050
		$ 7,338,130
Consumer Finance — 0.4%
American Express Co.	4,375	$ 1,286,469
Capital One Financial Corp.	6,790	1,284,328
		$ 2,570,797
Consumer Staples Distribution & Retail — 1.3%
Aeon Co. Ltd.	51,600	$ 1,586,346
Kroger Co.	14,555	993,088
Sysco Corp.	15,213	1,110,549
Walmart, Inc.	51,085	5,043,111
		$ 8,733,094
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	66,680	$ 1,853,704
		$ 1,853,704
Electric Utilities — 4.9%
Constellation Energy Corp.	10,441	$ 3,196,512
Duke Energy Corp.	12,528	1,474,796
Edison International	23,405	1,302,488
Enel SpA	398,416	3,662,250
Entergy Corp.	21,256	1,770,200
Exelon Corp.	53,297	2,335,474
FirstEnergy Corp.	51,974	2,179,790
Fortum OYJ	63,871	1,103,775
Hydro One Ltd.(3)	77,032	2,836,322
Iberdrola SA(2)	176,506	3,235,312
NextEra Energy, Inc.	15,875	1,121,410
PG&E Corp.	139,298	2,351,350
PPL Corp.	63,432	2,204,262
Security	Shares	Value
Electric Utilities (continued)
Southern Co.	17,027	$ 1,532,430
Terna - Rete Elettrica Nazionale	162,308	1,655,065
		$ 31,961,436
Electrical Equipment — 1.1%
Eaton Corp. PLC	8,919	$ 2,855,864
GE Vernova, Inc.	3,835	1,813,878
nVent Electric PLC	20,890	1,374,562
Schneider Electric SE	5,208	1,314,039
		$ 7,358,343
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	21,801	$ 1,081,112
Halma PLC	36,995	1,450,354
Hexagon AB, Class B(2)	72,889	734,828
Keyence Corp.	1,400	585,998
		$ 3,852,292
Financial Services — 4.1%
Adyen NV(1)(3)	611	$ 1,170,968
Apollo Global Management, Inc.	11,912	1,556,779
Berkshire Hathaway, Inc., Class B(1)	10,005	5,042,120
Block, Inc.(1)	19,789	1,221,971
Corebridge Financial, Inc.	67,106	2,188,327
Enact Holdings, Inc.(2)	37,253	1,318,756
Equitable Holdings, Inc.	47,727	2,523,326
Fidelity National Information Services, Inc.	19,986	1,591,085
Mastercard, Inc., Class A	4,526	2,650,426
Mitsubishi HC Capital, Inc.(2)	387,400	2,844,639
ORIX Corp.	86,000	1,822,499
PayPal Holdings, Inc.(1)	22,600	1,588,328
Visa, Inc., Class A	3,542	1,293,503
		$ 26,812,727
Food Products — 2.6%
Associated British Foods PLC	59,157	$ 1,663,026
Danone SA	37,734	3,226,155
Itoham Yonekyu Holdings, Inc.	33,000	1,148,468
JDE Peet's NV	42,663	1,174,056
Kerry Group PLC, Class A	12,198	1,333,419
MEIJI Holdings Co. Ltd.	71,800	1,605,434
Mondelez International, Inc., Class A	30,943	2,088,343
Nestle SA	35,095	3,738,918
Tyson Foods, Inc., Class A	19,177	1,076,980
		$ 17,054,799

Eaton Vance
RBA Equity Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.2%
Italgas SpA(2)	132,636	$ 1,091,201
		$ 1,091,201
Ground Transportation — 1.1%
CSX Corp.	34,321	$ 1,084,200
Schneider National, Inc., Class B	47,833	1,108,291
Uber Technologies, Inc.(1)	30,640	2,578,663
U-Haul Holding Co., Non Voting Shares	24,784	1,413,679
Union Pacific Corp.	4,711	1,044,240
		$ 7,229,073
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	24,614	$ 3,287,938
Becton Dickinson & Co.	7,156	1,235,054
Boston Scientific Corp.(1)	44,373	4,670,702
Cochlear Ltd.	7,153	1,250,727
EssilorLuxottica SA	10,469	2,908,846
GE HealthCare Technologies, Inc.	27,750	1,957,485
Hoya Corp.	8,400	991,771
Intuitive Surgical, Inc.(1)	3,400	1,877,956
Koninklijke Philips NV	43,934	1,013,098
Medtronic PLC	25,101	2,082,881
Smith & Nephew PLC	104,856	1,521,583
Stryker Corp.	5,401	2,066,639
Terumo Corp.	59,700	1,095,901
Zimmer Biomet Holdings, Inc.	15,583	1,436,285
		$ 27,396,866
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	7,322	$ 1,130,810
Cencora, Inc.	10,578	3,080,737
Centene Corp.(1)	32,449	1,831,421
Cigna Group	3,229	1,022,431
CVS Health Corp.	15,973	1,022,911
HCA Healthcare, Inc.	5,713	2,178,881
McKesson Corp.	3,096	2,227,603
Sonic Healthcare Ltd.	66,505	1,143,901
UnitedHealth Group, Inc.	10,289	3,106,352
		$ 16,745,047
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(1)	8,562	$ 1,104,498
Amadeus IT Group SA	27,816	2,313,459
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	430	$ 2,373,140
Whitbread PLC	77,547	3,029,559
		$ 8,820,656
Household Durables — 0.2%
Sony Group Corp.	62,000	$ 1,659,488
		$ 1,659,488
Household Products — 1.2%
Colgate-Palmolive Co.	31,241	$ 2,903,538
Kimberly-Clark Corp.	19,600	2,817,696
Procter & Gamble Co.	14,747	2,505,368
		$ 8,226,602
Independent Power and Renewable Electricity Producers — 0.4%
Corp. ACCIONA Energias Renovables SA(2)	58,269	$ 1,274,636
Vistra Corp.	7,817	1,255,175
		$ 2,529,811
Industrial Conglomerates — 1.0%
Hitachi Ltd.	69,300	$ 1,930,719
Honeywell International, Inc.	6,056	1,372,714
Siemens AG	5,714	1,374,350
Smiths Group PLC	73,039	2,123,069
		$ 6,800,852
Industrial REITs — 0.2%
ProLogis, Inc.	10,172	$ 1,104,679
		$ 1,104,679
Insurance — 5.0%
Aegon Ltd.(2)	157,522	$ 1,127,814
Allianz SE	4,446	1,763,342
Allstate Corp.	7,292	1,530,372
American International Group, Inc.	33,551	2,839,757
Arch Capital Group Ltd.	11,382	1,081,745
ASR Nederland NV(2)	29,203	1,872,591
AXA SA	65,200	3,073,238
Chubb Ltd.	3,680	1,093,696
Hannover Rueck SE	6,633	2,097,397
Hartford Insurance Group, Inc.	14,015	1,819,707
Markel Group, Inc.(1)	1,630	3,164,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,794	3,105,900
Phoenix Group Holdings PLC	217,680	1,862,682
Progressive Corp.	3,820	1,088,433

Eaton Vance
RBA Equity Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Prudential Financial, Inc.	12,124	$ 1,259,562
QBE Insurance Group Ltd.	101,619	1,518,001
Swiss Life Holding AG	2,424	2,420,942
		$ 32,720,150
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A	45,016	$ 7,731,048
Alphabet, Inc., Class C	37,929	6,556,028
Meta Platforms, Inc., Class A	17,805	11,528,559
		$ 25,815,635
IT Services — 0.7%
International Business Machines Corp.	8,974	$ 2,324,804
Otsuka Corp.	52,600	1,081,198
Shopify, Inc., Class A(1)	10,036	1,072,379
		$ 4,478,381
Leisure Products — 0.3%
Games Workshop Group PLC	8,743	$ 1,806,429
		$ 1,806,429
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(1)	6,629	$ 930,248
		$ 930,248
Machinery — 1.9%
Caterpillar, Inc.	7,223	$ 2,513,821
Deere & Co.	4,200	2,126,292
Fortive Corp.	21,127	1,482,904
Illinois Tool Works, Inc.	6,404	1,569,492
Ingersoll Rand, Inc.	15,315	1,250,317
Otis Worldwide Corp.	16,783	1,600,259
PACCAR, Inc.	21,198	1,989,432
		$ 12,532,517
Media — 0.5%
Fox Corp., Class B	38,374	$ 1,929,445
News Corp., Class B	47,161	1,543,108
		$ 3,472,553
Metals & Mining — 0.3%
BHP Group Ltd.	38,038	$ 934,403
Rio Tinto Ltd.(2)	18,617	1,353,847
		$ 2,288,250
Security	Shares	Value
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	27,302	$ 1,016,726
Dominion Energy, Inc.	23,146	1,311,684
Public Service Enterprise Group, Inc.	13,341	1,081,021
Sempra	14,159	1,112,756
		$ 4,522,187
Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	113,509	$ 2,131,699
Chevron Corp.	11,276	1,541,429
Exxon Mobil Corp.	14,430	1,476,189
PrairieSky Royalty Ltd.(2)	66,136	1,115,158
Repsol SA	96,746	1,303,453
Targa Resources Corp.	6,052	955,793
		$ 8,523,721
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	33,075	$ 1,600,499
		$ 1,600,499
Personal Care Products — 1.0%
Beiersdorf AG	16,591	$ 2,275,708
Kenvue, Inc.	114,875	2,742,066
L'Oreal SA	3,584	1,516,983
		$ 6,534,757
Pharmaceuticals — 4.5%
AstraZeneca PLC	14,860	$ 2,176,752
Bristol-Myers Squibb Co.	36,600	1,767,048
Chugai Pharmaceutical Co. Ltd.	18,000	941,067
Eli Lilly & Co.	7,041	5,193,935
GSK PLC	94,086	1,911,257
Johnson & Johnson	22,692	3,522,025
Merck & Co., Inc.	13,030	1,001,225
Novartis AG	33,582	3,876,339
Novo Nordisk AS, Class B	35,186	2,499,888
Pfizer, Inc.	46,212	1,085,520
Roche Holding AG PC	7,291	2,361,898
Sanofi SA	17,702	1,753,222
Takeda Pharmaceutical Co. Ltd.	45,900	1,378,151
		$ 29,468,327
Professional Services — 0.7%
Automatic Data Processing, Inc.	3,483	$ 1,133,821
RELX PLC	67,238	3,618,356
		$ 4,752,177

Eaton Vance
RBA Equity Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd.	102,300	$ 979,776
		$ 979,776
Retail REITs — 0.1%
Realty Income Corp.	13,212	$ 748,063
		$ 748,063
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.(1)	14,795	$ 1,638,250
ASML Holding NV	2,993	2,205,062
Broadcom, Inc.	33,869	8,198,669
GlobalFoundries, Inc.(1)(2)	19,282	690,296
Marvell Technology, Inc.	10,943	658,659
Micron Technology, Inc.	10,400	982,384
NVIDIA Corp.	198,590	26,835,467
		$ 41,208,787
Software — 4.6%
Adobe, Inc.(1)	2,149	$ 892,028
Atlassian Corp., Class A(1)	6,692	1,389,460
Microsoft Corp.	57,183	26,324,766
Salesforce, Inc.	5,951	1,579,217
		$ 30,185,471
Specialized REITs — 0.7%
Equinix, Inc.	1,786	$ 1,587,433
VICI Properties, Inc.	88,238	2,798,027
		$ 4,385,460
Specialty Retail — 0.6%
Home Depot, Inc.	5,809	$ 2,139,397
Industria de Diseno Textil SA	31,849	1,725,428
		$ 3,864,825
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	122,157	$ 24,535,234
HP, Inc.	28,067	698,868
Western Digital Corp.(1)	16,804	866,246
		$ 26,100,348
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	4,107	$ 1,024,340
Hermes International SCA	627	1,728,961
		$ 2,753,301
Security	Shares	Value
Tobacco — 1.3%
Altria Group, Inc.	50,052	$ 3,033,652
British American Tobacco PLC	43,290	1,948,845
Philip Morris International, Inc.	20,035	3,618,121
		$ 8,600,618
Trading Companies & Distributors — 1.3%
Brenntag SE	36,205	$ 2,453,720
Diploma PLC	23,403	1,479,597
Howden Joinery Group PLC	129,300	1,500,453
Toyota Tsusho Corp.	83,100	1,756,182
United Rentals, Inc.	1,710	1,211,330
		$ 8,401,282
Total Common Stocks (identified cost $388,486,086)		$600,059,596

Exchange-Traded Funds — 7.2%
Security	Shares	Value
Equity Funds — 7.2%
iShares MSCI India ETF(2)	366,845	$ 19,923,352
iShares MSCI South Korea ETF(2)	160,358	9,722,506
iShares MSCI Taiwan ETF	334,238	17,507,386
Total Exchange-Traded Funds (identified cost $45,750,796)		$ 47,153,244

Short-Term Investments — 3.4%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(4)	9,426,558	$ 9,426,558
Total Affiliated Fund (identified cost $9,426,558)		$ 9,426,558

Eaton Vance
RBA Equity Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(5)	13,174,387	$ 13,174,387
Total Securities Lending Collateral (identified cost $13,174,387)		$ 13,174,387
Total Short-Term Investments (identified cost $22,600,945)		$ 22,600,945
Total Investments — 101.8% (identified cost $456,837,827)		$669,813,785
Other Assets, Less Liabilities — (1.8)%		$(12,095,669)
Net Assets — 100.0%		$657,718,116
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2025. The aggregate market value of securities on loan at May 31, 2025 was $45,044,897 and the total market value of the collateral received by the Fund was $46,839,507, comprised of cash of $13,174,387 and U.S. government and/or agencies securities of $33,665,120.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $5,077,299 or 0.8% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	70.5%	$463,679,265
United Kingdom	4.6	30,286,030
Japan	4.2	27,438,945
France	3.0	19,501,106
Germany	2.6	17,238,969
Netherlands	1.6	10,373,176
Spain	1.5	9,852,288
Australia	1.1	7,458,848
Canada	1.0	6,485,568
Italy	1.0	6,408,516
Singapore	0.9	6,073,259
Switzerland	0.8	5,611,169
Denmark	0.6	3,730,265
Sweden	0.5	3,367,695
Belgium	0.4	2,718,248
Ireland	0.2	1,333,419
Finland	0.2	1,103,775
Exchange-Traded Funds	7.1	47,153,244
Total Investments	101.8%	$669,813,785
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

Eaton Vance
RBA Equity Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2025.
Affiliated Investments
At May 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,426,558, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,101,587	$145,517,617	$(152,192,646)	$ —	$ —	$9,426,558	$486,742	9,426,558
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 31,141,892	$ —	$ —	$ 31,141,892
Consumer Discretionary	29,758,516	17,103,862	—	46,862,378
Consumer Staples	38,306,937	25,745,193	—	64,052,130
Energy	7,220,268	1,303,453	—	8,523,721
Financials	68,811,014	39,360,441	—	108,171,455
Health Care	57,828,496	29,253,535	—	87,082,031
Industrials	58,048,451	29,229,316	—	87,277,767
Information Technology	102,511,304	6,057,440	—	108,568,744
Materials	4,621,266	6,435,599	—	11,056,865
Real Estate	6,238,202	979,776	—	7,217,978
Utilities	28,082,396	12,022,239	—	40,104,635
Total Common Stocks	$432,568,742	$167,490,854*	$ —	$600,059,596
Exchange-Traded Funds	$ 47,153,244	$ —	$ —	$ 47,153,244
Short-Term Investments:
Affiliated Fund	9,426,558	—	—	9,426,558

Eaton Vance
RBA Equity Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 13,174,387	$ —	$ —	$ 13,174,387
Total Investments	$502,322,931	$167,490,854	$ —	$669,813,785
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Subsequent Events
The Board of Directors of Eaton Vance Growth Trust approved the termination of the sub-advisory agreement between Eaton Vance Management (EVM) and Richard Bernstein Advisors LLC (RBA) on behalf of the Fund and related changes to the Fund's principal investment strategies and benchmark changes. The termination and related changes are expected to be effective August 18, 2025. EVM will continue to serve as the Fund's investment manager. Effective August 18, 2025, the name of the Fund will change to Eaton Vance Equity Strategy Fund. The Board of Directors additionally approved the reduction of the management fee and establishment of an expense cap for the Fund to be effective August 18, 2025. Please see the Fund's prospectus for further information.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.